Loss Per Common Share - Additional information (Details) - Landcadia Holdings II, Inc - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive securities excluded from computation of earnings per share
Common stock conversion ratio from Class B to Class A	1
Class A common stock
Antidilutive securities excluded from computation of earnings per share
Common stock subject to possible redemption have been excluded from the calculation of earnings per share		497,750	497,750